December 22, 2009

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:      Evergreen International Trust (the "Trust")

            Evergreen Emerging Markets Growth Fund

Evergreen Global Large Cap Equity Fund

Evergreen Global Opportunities Fund

Evergreen International Equity Fund

Evergreen Intrinsic World Equity Fund

Evergreen Precious Metals Fund (the “Funds”)

            Post-Effective Amendment No. 37 to Registration Statement on

            Form N-1A, Nos: 333-42195/811-08553

Ladies and Gentlemen:

On behalf of the Evergreen International Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to comply with the requirements of the Enhanced Disclosure and New Prospectus Delivery Option for Registered Open-end Investment Companies Release (Release Nos. 33-8998; IC-28584; File No.S7-28-07) and to include a summary section at the front of the Fund’s prospectus.

If you have any questions or would like further information, please call me at (617) 210-3682.

Sincerely yours,

/s/ Maureen E. Towle

Maureen E. Towle

Enclosure